Income taxes - Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax expense:
Federal	$ 190	$ 160	$ 465
Foreign	404	353	407
State and local	19	107	163
Total current tax expense	613	620	1,035
Deferred tax expense (benefit):
Federal	104	208	(145)
Foreign	(5)	22	16
State and local	56	27	(64)
Total deferred tax expense (benefit)	155	257	(193)
Provision for income taxes	$ 768	$ 877	$ 842